As filed with the Securities and Exchange Commission on July 1, 2011

1933 Act Registration No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT

UNDER THE

SECURITIES ACT OF 1933

☐ Pre-Effective	☐ Post-Effective
Amendment No.	Amendment No.

VIRTUS INSIGHT TRUST

(Virtus Tax-Exempt Bond Fund)

[Exact Name of Registrant as Specified in Charter]

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer,

Counsel and Secretary for the Registrant

Virtus Investment Partners, Inc.

100 Pearl Street

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Shares of beneficial interest, $0.001 par value per share.

The Registrant has registered an indefinite amount of securities of its Virtus Tax-Exempt Bond Fund under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant’s fiscal year ended December 31, 2010 was filed with the Commission on March 18, 2011.

It is proposed that this filing will become effective on July 31, 2011, pursuant to Rule 488 of the Securities Act of 1933.

Virtus Mutual Funds PO Box 9874 Providence, RI 02940-8074	Toll Free 800-243-1574 Virtus.com

August     , 2011

Dear Shareholder:

The Virtus Intermediate Tax-Exempt Bond Fund (“Intermediate Tax-Exempt Bond”), a series of Virtus Insight Trust (the “Trust“), will hold a special meeting of shareholders at 2 p.m. Eastern time, on September 16, 2011, at the offices of Virtus Investment Partners, Inc., 100 Pearl Street, Hartford, Connecticut 06103 (the “Meeting”). At the Meeting, shareholders of Intermediate Tax-Exempt Bond will vote on an Agreement and Plan of Reorganization (the “Plan”) under which Intermediate Tax-Exempt Bond will be combined into the Virtus Tax-Exempt Bond Fund (“Tax-Exempt Bond”), another series of the Trust. The reorganization is expected to be completed on or about September 23, 2011. Intermediate Tax-Exempt Bond’s investment objective is identical and its investment strategies are similar to those of Tax-Exempt Bond. If the Plan is approved by shareholders, you will then become a shareholder of Tax-Exempt Bond and will receive shares of the corresponding class of Tax-Exempt Bond with an aggregate net asset value equal to the aggregate net asset value of your investment in Intermediate Tax-Exempt Bond.

The Board of Trustees has carefully considered and has unanimously approved the proposed reorganization, as set forth in the Plan and described in the accompanying materials, and believes that the reorganization is in the best interests of Intermediate Tax-Exempt Bond and its shareholders. The reorganization into a single fund is expected to result in greater operating efficiencies for shareholders of Intermediate Tax-Exempt Bond. The expenses associated with the reorganization will be paid by Virtus Investment Advisers, Inc., the investment adviser to Intermediate Tax-Exempt Bond and Tax-Exempt Bond. You will not incur any sales charges in connection with the reorganization. Therefore, the Board of Trustees recommends that you vote in favor of the Plan.

Details of the proposed Plan, the voting process and the Meeting are set forth in the enclosed Prospectus/Proxy Statement.

Your vote counts and delaying to vote may potentially add to the cost of this proxy solicitation. Please cast your ballot today—online, by telephone or by mail—by following the instructions on the enclosed proxy card.

If you have any questions, please call (800) 243-1574 between 8:30 a.m. and 6:00 p.m. Eastern time, Monday through Thursday, Friday until 5:00 p.m. We are committed to serving you and appreciate your continued investment in Virtus Mutual Funds.

Your vote is important. Please take a moment after reviewing the enclosed materials to vote your shares. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare Fund Services, Inc., reminding you to vote your shares.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

Mutual Funds distributed by VP Distributors, Inc.

Q & A FOR SHAREHOLDERS

While we encourage you to read the full text of the enclosed Prospectus/Proxy Statement, here is a brief overview of the proposed reorganization that will be the subject of a shareholder vote.

Q.	What issue am I being asked to vote on at the upcoming special meeting on September 16, 2011?

A.	Shareholders of Virtus Intermediate Tax-Exempt Bond Fund (“Intermediate Tax-Exempt Bond”) are being asked to approve an Agreement and Plan of Reorganization (the “Plan”) that provides for the reorganization (the “Reorganization”) of Intermediate Tax-Exempt Bond, a series of Virtus Insight Trust (the “Trust”) into Virtus Tax-Exempt Bond Fund (“Tax-Exempt Bond”), another series of the Trust.

Q.	Why did the Board of Trustees approve the Reorganization?

A.	The Reorganization is part of a restructuring designed to eliminate the offering of overlapping funds with similar investment objectives and strategies within the Virtus Mutual Funds complex, while simultaneously creating economies of scale for the surviving funds that are intended to lower fund expenses. The proposed Reorganization will allow shareholders of Intermediate Tax-Exempt Bond to own a fund that is similar in style and with a greater amount of combined assets, after the Reorganization. Tax-Exempt Bond has an identical investment objective, and has higher performance for the five- and ten-year periods ended December 31, 2010 than Intermediate Tax-Exempt Bond, although Intermediate Tax-Exempt Bond outperformed Tax-Exempt Bond for the one-year period ended December 31, 2010. In addition, the Adviser to the Funds intends to continue the Funds’ current voluntary expense limit for Tax-Exempt Bond after the Reorganization, so net total expenses are expected to remain the same. The expense limitations are voluntary and they may be discontinued at any time. The Reorganization could create better efficiencies for the portfolio management team, and perhaps lower expenses for Tax-Exempt Bond as assets grow, which will benefit shareholders of Intermediate Tax-Exempt Bond.

Q.	What will happen to my existing shares?

A.	Your shares of Intermediate Tax-Exempt Bond will be exchanged for shares of Tax-Exempt Bond. Therefore, if you own Class A, Class C or Class I shares of Intermediate Tax-Exempt Bond, you will own Class A, Class C or Class I shares, respectively, of Tax-Exempt Bond following the Reorganization. You will not pay any sales charges in connection with the Reorganization. The shares of Tax-Exempt Bond that you receive following the Reorganization will have an aggregate net asset value equal to the aggregate net asset value of your shares of Intermediate Tax-Exempt Bond immediately prior to the Reorganization so that the value of your investment will be exactly the same immediately before and immediately after the Reorganization.

Q.	Are there differences between the investment objectives and investment strategies of Intermediate Tax-Exempt Bond and Tax-Exempt Bond?

A.	The investment objective of Intermediate Tax-Exempt Bond is identical to that of Tax-Exempt Bond. The investment strategies for Intermediate Tax-Exempt Bond are similar to those for Tax-Exempt Bond, but there is a material difference. Intermediate Tax-Exempt Bond’s investments will normally have a dollar-weighted average portfolio maturity in a range of three to fourteen years and, as of December 31, 2010, had an average adjusted maturity of 9.00 years, while Tax-Exempt Bond normally favors longer-term bonds that typically mature in ten years or more.

Q.	Will I incur any transaction costs as a result of the Reorganization?

A.	No. Shareholders will not incur any transaction costs, e.g., sales charges or redemption fees, as a result of the Reorganization.

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Q.	What is the timetable for the Reorganization?

A.	If approved by shareholders of record at the Meeting, the Reorganization is expected to occur on or about September 23, 2011.

Q.	Will the Reorganization create a taxable event for me?

A.	No. The Reorganization is expected to be a tax-free transaction for federal income tax purposes.

Q.	What happens if the Reorganization is not approved?

A.	If shareholders of Intermediate Tax-Exempt Bond do not approve the Plan, the Reorganization will not take effect and the Board of Trustees of the Trust will consider other possible courses of action in the best interests of Intermediate Tax-Exempt Bond and its shareholders.

Q.	Has the Board of Trustees approved the proposal?

A.	Yes. The Board unanimously approved the Reorganization as set forth in the Plan and recommends that you vote FOR the Plan.

Q.	Who will pay for the legal costs and proxy solicitation associated with the proposal?

A.	All of the costs incurred by the Funds in connection with the Reorganization will be paid by Virtus Investment Advisers, Inc. If the Plan is not approved, Virtus Investment Advisers, Inc. or one of its affiliates will pay the expenses incurred by Intermediate Tax-Exempt Bond and Tax-Exempt Bond in connection with the Reorganization (including the cost of any proxy soliciting agent). In any event, no portion of the expenses will be borne directly or indirectly by Intermediate Tax-Exempt Bond, Tax-Exempt Bond or their shareholders.

Q.	How do I vote my shares?

A.	If you do not expect to attend the Meeting, you may vote by telephone by calling the toll-free number on the proxy card or by computer at the Internet address provided on the proxy card and following the instructions, using your proxy card as a guide. Alternatively, you may vote your shares by completing and signing the enclosed proxy card, and mailing it in the enclosed postage-paid envelope. You may also vote your shares by attending the Meeting. It is important that you vote promptly.

Q.	Will anyone contact me?

A.	You may receive a call from our proxy solicitor, Computershare Fund Services, Inc. (“CFS”), to verify that you received your proxy materials, to answer any questions you may have about the proposal and to encourage you to vote.

Q.	Whom should I call for additional information about this Prospectus/Proxy Statement?

A.	Please call Mutual Fund Services at 800-243-1574. As the Meeting date approaches, certain shareholders of Intermediate Tax-Exempt Bond may receive telephone calls from representatives of CFS if their votes have not yet been received. Proxies that are obtained telephonically by CFS will be recorded in accordance with the procedures described below. The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

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In all cases in which a telephonic proxy is solicited, the CFS representative is required to ask for each shareholder’s full name and address, or the zip code or employer identification number, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the CFS representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to CFS, then the CFS representative has the responsibility to explain the process, read the proposal listed on the proxy card and ask for the shareholder’s instructions on the proposal.

In order to avoid delay and additional expense, and to assure that your shares are represented, please vote as promptly as possible, regardless of whether you plan to attend the Meeting. You may vote by telephone, over the Internet or by mail. To vote by telephone, please call the toll-free number located on your proxy card and follow the recorded instructions, using your proxy card as a guide. To vote over the Internet, go to the Internet address provided on your proxy card and follow the instructions, using your proxy card as a guide. To vote by mail, please mark, sign, date, and mail the enclosed proxy card. No postage is required if you use the accompanying envelope to mail the proxy card in the United States.

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VIRTUS INSIGHT TRUST

on behalf of Virtus Intermediate Tax-Exempt Bond Fund

101 Munson Street

Greenfield, Massachusetts 01301

1-800-243-1574

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Be Held on September 16, 2011

To the Shareholders:

NOTICE IS HEREBY GIVEN THAT a special meeting of the shareholders of the Virtus Intermediate Tax-Exempt Bond Fund (“Intermediate Tax-Exempt Bond”), a series of Virtus Insight Trust (the “Trust”), a Massachusetts business trust, will be held at the offices of Virtus Investment Partners, Inc., 100 Pearl Street, Hartford, Connecticut, 06103, on September 16, 2011 at 2 p.m. Eastern time and any adjournments thereof (the “Meeting”). The Meeting will be held for the following purposes:

1.	To consider and act upon an Agreement and Plan of Reorganization (the “Plan”) providing for the acquisition of all of the assets of Intermediate Tax-Exempt Bond, a series of the Trust, by Virtus Tax-Exempt Bond Fund (“Tax-Exempt Bond”), another series of the Trust, in exchange for shares of Tax-Exempt Bond and the assumption by Tax-Exempt Bond of the liabilities of Intermediate Tax-Exempt Bond. The Plan also provides for distribution of these shares of Tax-Exempt Bond to shareholders of Intermediate Tax-Exempt Bond in liquidation and subsequent termination of Intermediate Tax-Exempt Bond. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of Intermediate Tax-Exempt Bond.

2.	To transact any other business that may properly come before the Meeting.

The Board of Trustees has fixed the close of business on July 22, 2011 as the record date for determination of shareholders entitled to notice of and to vote at the Meeting.

Whether or not you plan to attend the Meeting in person, please vote your shares. As a convenience to our shareholders, you may now vote in any one of four ways:

•	By the Internet—log on at the Internet address provided on the proxy card

•	By telephone—call the toll-free number listed on the proxy card

•	By mail—using the enclosed proxy card and postage paid envelope

•	In person—at the Meeting

We encourage you to vote by Internet or telephone; have your proxy card in hand and go to the Web site or call the number and follow the instructions given there. Use of Internet or telephone voting will reduce the time and cost associated with this proxy solicitation. Whichever method you choose, please read the enclosed Prospectus/Proxy Statement carefully before you vote.

If you sign, date, and return the proxy card but give no voting instructions, your shares will be voted “FOR” the proposals described above.

By order of the Board of Trustees

/s/ Kevin J. Carr
Kevin J. Carr Secretary Virtus Insight Trust

                    , 2011

SHAREHOLDERS ARE REQUESTED TO VOTE BY INTERNET OR BY TELEPHONE OR TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING PROXY IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. INSTRUCTIONS FOR THE PROPER EXECUTION OF THE PROXY WITH RESPECT TO INTERNET OR TELEPHONE VOTING ARE SET FORTH ON THE PROXY CARD. INSTRUCTIONS FOR SIGNING PROXY CARDS IF MAILING IMMEDIATELY FOLLOW THIS NOTICE. IT IS IMPORTANT THAT THE PROXY BE VOTED PROMPTLY.

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1.	Individual Accounts: Sign your name exactly as it appears in the registration on the voting instructions form.

2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the voting instructions form.

3.	All Other Accounts: The capacity of the individual signing the voting instructions form should be indicated unless it is reflected in the form of registration. For example:

Registration	Valid Signature

Corporate Accounts

(1) ABC Corp.	ABC Corp.

(2) ABC Corp.	John Doe, Treasurer

(3) ABC Corp. c/o John Doe, Treasurer	John Doe

(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee

Trust Accounts

(1) ABC Trust	Jane B. Doe, Trustee

(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Accounts

(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith

(2) Estate of John B. Smith	John B. Smith, Jr., Executor

ACQUISITION OF ASSETS OF

VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND

a series of

Virtus Insight Trust

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

BY AND IN EXCHANGE FOR SHARES OF

VIRTUS TAX-EXEMPT BOND FUND

a series of

Virtus Insight Trust

PROSPECTUS/PROXY STATEMENT

DATED AUGUST     , 2011

This Prospectus/Proxy Statement is being furnished in connection with an Agreement and Plan of Reorganization (the “Plan”) which will be submitted to shareholders of Virtus Intermediate Tax-Exempt Bond Fund (“Intermediate Tax-Exempt Bond”), a series of Virtus Insight Trust (the “Trust”), for consideration at a Special Meeting of Shareholders to be held on September 16, 2011 at 2 p.m. Eastern time at the offices of Virtus Investment Partners, Inc., 100 Pearl Street, Hartford, Connecticut 06103, and any adjournments thereof (the “Meeting”).

GENERAL

Subject to the approval of Intermediate Tax-Exempt Bond’s shareholders, the Board of Trustees of the Trust has approved the proposed reorganization of Intermediate Tax-Exempt Bond into Virtus Tax-Exempt Bond Fund (“Tax-Exempt Bond”), another series of the Trust. Intermediate Tax-Exempt Bond and Tax-Exempt Bond are sometimes referred to in this Prospectus/Proxy Statement individually as a “Fund” and collectively as the “Funds.”

In the reorganization, all of the assets of Intermediate Tax-Exempt Bond will be acquired by Tax-Exempt Bond in exchange for Class A, Class C and Class I shares of Tax-Exempt Bond and the assumption by Tax-Exempt Bond of the liabilities of Intermediate Tax-Exempt Bond (the “Reorganization”). If the Reorganization is approved, Class A, Class C and Class I shares of Tax-Exempt Bond will be distributed to each shareholder in liquidation of Intermediate Tax-Exempt Bond, and Intermediate Tax-Exempt Bond will be terminated as a series of the Trust. You will then hold that number of full and fractional shares of Tax-Exempt Bond which have an aggregate net asset value equal to the aggregate net asset value of your shares of Intermediate Tax-Exempt Bond.

Intermediate Tax-Exempt Bond and Tax-Exempt Bond are separate diversified series of the Trust, a Massachusetts business trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of Intermediate Tax-Exempt Bond is identical to that of Tax-Exempt Bond, as follows:

Fund	Investment Objective

Intermediate Tax-Exempt Bond	Seek to provide a high level of current income that is exempt from federal income tax.

Tax-Exempt Bond	Seek to provide a high level of current income that is exempt from federal income tax.

The investment strategies for Intermediate Tax-Exempt Bond are similar to those for Tax-Exempt Bond, but there is a material difference. Intermediate Tax-Exempt Bond’s investments will normally have a dollar-weighted average portfolio maturity in a range of three to fourteen years and, as of December 31, 2010, had an average adjusted maturity of 9.00 years, while Tax-Exempt Bond normally favors longer-term bonds that typically mature in ten years or more.

Virtus Investment Advisers, Inc. (“VIA” or the “Adviser”) serves as the investment adviser for both Funds, and Harris Investment Management, Inc. (“Harris”) serves as the investment subadviser for both Funds.

This Prospectus/Proxy Statement explains concisely the information about Tax-Exempt Bond that you should know before voting on the Plan. Please read it carefully and keep it for future reference. Additional information concerning each Fund and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission (“SEC”):

Information about Intermediate Tax-Exempt Bond:	How to Obtain this Information:

Prospectus of the Trust relating to Intermediate Tax-Exempt Bond, dated May 1, 2011, as supplemented

Statement of Additional Information of the Trust relating to Intermediate Tax-Exempt Bond, dated May 1, 2011, as supplemented

Annual Report of the Trust relating to Intermediate Tax-Exempt Bond for the year ended December 31, 2010

Copies are available upon request and without charge if you:

•      Visit www.virtus.com on the Internet;

•      Write to VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103; or

•      Call (800) 243-1574 toll-free.

Information about Tax-Exempt Bond:	How to Obtain this Information:

Prospectus of the Trust relating to Tax-Exempt Bond, dated May 1, 2011, as supplemented, which accompanies this Prospectus/Proxy Statement

Statement of Additional Information of the Trust relating to Tax-Exempt Bond, dated May 1, 2011, as supplemented

Annual Report of the Trust relating to Tax-Exempt Bond for the year ended December 31, 2010

Copies are available upon request and without charge if you:

•      Visit www.virtus.com on the Internet;

•      Write to VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103; or

•      Call (800) 243-1574 toll-free.

Information about the Reorganization:	How to Obtain this Information:

Statement of Additional Information dated August , 2011, which relates to this Prospectus/Proxy Statement and the Reorganization	Copies are available upon request and without charge if you: • Write to VP Distributors, Inc. 100 Pearl Street Hartford, CT 06103; or • Call (800) 243-1574 toll-free.

You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

Information relating to Intermediate Tax-Exempt Bond and Tax-Exempt Bond contained in the Prospectus of the Trust dated May 1, 2011, as supplemented, (SEC File No. 811-07447) is incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Information Statement.) The Statement of Additional Information dated August     , 2011 relating to this Prospectus/Proxy Statement and the Reorganization, which includes the financial statements of the Trust relating to Intermediate Tax-Exempt Bond and Tax-Exempt Bond for the year ended December 31, 2010, and pro forma financial information of the Trust relating to Tax-Exempt Bond for the twelve-month period ended December 31, 2010, is incorporated by reference in its entirety in this document.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/PROXY STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

An investment in Tax-Exempt Bond:

•	is not a deposit of, or guaranteed by, any bank

•	is not insured by the FDIC, the Federal Reserve Board or any other government agency

•	is not endorsed by any bank or government agency

•	involves investment risk, including possible loss of the purchase payment of your original investment

SUMMARY

THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES OF THE REORGANIZATION. IT MAY NOT CONTAIN ALL OF THE INFORMATION THAT IS IMPORTANT TO YOU. TO UNDERSTAND THE REORGANIZATION, YOU SHOULD READ THIS ENTIRE PROSPECTUS/PROXY STATEMENT AND THE EXHIBIT.

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectuses and Statement of Additional Information relating to the Funds and the form of the Plan, which is attached to this Prospectus/Proxy Statement as Exhibit A.

Why is the Reorganization being proposed?

The proposed Reorganization will allow shareholders of Intermediate Tax-Exempt Bond to own a fund that is similar in style and with a greater amount of combined assets after the Reorganization. Tax-Exempt Bond has an identical investment objective, and has higher performance for the five- and ten-year periods ended December 31, 2010 than Intermediate Tax-Exempt Bond, although Intermediate Tax-Exempt Bond outperformed Tax-Exempt Bond for the one-year period ended December 31, 2010. In addition, the Adviser to the Funds intends to continue the Funds’ current voluntary expense limit for Tax-Exempt Bond after the Reorganization, so net total expenses are expected to remain the same. The expense limitations are voluntary and they may be discontinued at any time. The Reorganization could create better efficiencies for the portfolio management team and perhaps lower expenses for Tax-Exempt Bond as assets grow, which will benefit shareholders of Intermediate Tax-Exempt Bond.

What are the key features of the Reorganization?

The Plan sets forth the key features of the Reorganization. For a complete description of the Reorganization, see Exhibit A. The Plan generally provides for the following:

•	the transfer in kind of all of the assets of Intermediate Tax-Exempt Bond to Tax-Exempt Bond in exchange for Class A, Class C and Class I shares of Tax-Exempt Bond;

•	the assumption by Tax-Exempt Bond of all of the liabilities of Intermediate Tax-Exempt Bond;

•	the liquidation of Intermediate Tax-Exempt Bond by distribution of Class A, Class C and Class I shares of Tax-Exempt Bond to Intermediate Tax-Exempt Bond’s shareholders; and

•	the structuring of the Reorganization in a manner intended to qualify as a tax-free reorganization for federal income tax purposes.

Subject to the required shareholder approval, the Reorganization is expected to be completed on or about September 23, 2011.

After the Reorganization, what shares will I own?

If you own Class A, Class C or Class I shares of Intermediate Tax-Exempt Bond, you will own Class A, Class C or Class I shares, respectively, of Tax-Exempt Bond.

The new shares you receive will have the same total value as your shares of Intermediate Tax-Exempt Bond immediately prior to the Reorganization.

How will the Reorganization affect me?

It is anticipated that the Reorganization will result in better operating efficiencies. Upon the reorganization of Intermediate Tax-Exempt Bond into Tax-Exempt Bond, operating efficiencies are anticipated to be achieved by Tax-Exempt Bond because it will have a greater level of assets. As of April 30, 2011, Intermediate Tax-Exempt Bond’s net assets were approximately $81 million and Tax-Exempt Bond’s net assets were approximately $131.3 million. It is believed that a larger, combined fund will have a greater likelihood of gaining additional assets, which may lead to greater economies of scale. Total gross fund operating expenses for the 12 months ended December 31, 2010 for Class A, Class C and Class I shares of Intermediate Tax-Exempt Bond, per the financial statements, were 1.04%, 1.80% and 0.84%, respectively, while total gross operating expenses for the Class A, Class C and Class I shares of Tax-Exempt Bond were 1.01%, 1.77% and 0.82%, respectively. Furthermore, the Adviser intends to continue to voluntarily limit the total operating expenses (excluding interest, taxes and extraordinary expenses) of Tax-Exempt Bond for Class A, Class C and Class I shares to 0.85%, 1.60% and 0.65%, respectively, and the distributor intends to continue to waive the shareholder servicing fee applicable to Class I shares, after the Reorganization. The Adviser and distributor may discontinue these reimbursement and/or waiver arrangements at any time.

After the Reorganization, the value of your shares will depend on the performance of Tax-Exempt Bond rather than that of Intermediate Tax-Exempt Bond. The Board of Trustees of the Trust believes that the Reorganization will benefit both Intermediate Tax-Exempt Bond and Tax-Exempt Bond. The costs of the Reorganization, including the costs of the Meeting, the proxy solicitation or any adjourned session, are estimated to be $57,000, and will be paid by VIA.

Like Intermediate Tax-Exempt Bond, Tax-Exempt Bond will pay dividends from net investment income on a monthly basis and will distribute net realized capital gains, if any, at least annually. These dividends and distributions will continue to be automatically reinvested in additional Class A, Class C and Class I shares of Tax-Exempt Bond or distributed in cash, in accordance with your election.

How do the Trustees recommend that I vote?

The Trustees of the Trust, including the Trustees who are not “interested persons” as such term is defined in the 1940 Act (the “Disinterested Trustees”), have concluded that the Reorganization would be in the best interests of Intermediate Tax-Exempt Bond and its shareholders, and that the shareholders’ interests will not be diluted as a result of the Reorganization. Accordingly, the Trustees have submitted the Plan for approval of the shareholders of Intermediate Tax-Exempt Bond.

THE TRUSTEES RECOMMEND THAT YOU VOTE FOR THE PLAN AND THE

REORGANIZATION CONTEMPLATED THEREBY

Will I be able to purchase, exchange and redeem shares and receive distributions in the same way?

The Reorganization will not affect your right to purchase and redeem shares, to exchange shares or to receive distributions. After the Reorganization, you will be able to purchase additional Class A, Class C and Class I shares, as applicable, of Tax-Exempt Bond in the same manner as you did for your shares of Intermediate Tax-Exempt Bond before the Reorganization. For more information, see “Purchase and Redemption Procedures,” “Exchange Privileges” and “Dividend Policy” below.

How do the Funds’ investment objectives and principal investment strategies compare?

The investment objective of Intermediate Tax-Exempt Bond is identical to that of Tax-Exempt Bond. The investment objectives of both Intermediate Tax-Exempt Bond and Tax-Exempt Bond are non-fundamental, which means that each may be changed by vote of the respective Fund’s Trustees and without shareholder approval, upon 60 days notice. The investment strategies of the Funds are also similar.

The following tables summarize a comparison of Intermediate Tax-Exempt Bond and Tax-Exempt Bond with respect to their investment objectives and principal investment strategies, as set forth in the Prospectuses and Statement of Additional Information relating to the Funds.

	Intermediate Tax-Exempt Bond	Tax-Exempt Bond

Investment Objective	Seek to provide a high level of current income that is exempt from federal income tax.	Seek to provide a high level of current income that is exempt from federal income tax.

Principal Investment Strategies

Under normal circumstances, invests at least 80% of its assets in tax-exempt bonds, generally municipal securities, which generate income that is exempt from federal income tax and not subject to the federal alternative minimum tax. The Fund’s policy of investing 80% of its assets in tax-exempt bonds is fundamental and may only be changed by shareholder approval. The Fund may also invest in securities that generate income that is not exempt from federal or state income tax and is subject to the federal alternative minimum tax.

Will normally purchase only securities that are investment grade.

The Subadviser employs:

•      interest rate risk management techniques to temper the potential negative impact of interest rate increases on the fund’s share price; and

•      credit analysis to determine whether the municipalities issuing the bonds are likely to repay their debt.

May invest in U.S. Government securities and securities with various forms of credit enhancement (such as bank letters of credit). The Fund may buy and sell options and interest rate futures contracts to hedge against declines in the value of portfolio securities.

Under normal market conditions, the Fund’s investments will have a dollar-weighted average portfolio maturity in a range of three to fourteen years. Maturity composition refers to the percentage of securities within specific maturity ranges as well as the aggregate weighted average portfolio maturity. As of December 31, 2010, the average maturity of the Barclays Capital 3-15 Year Blend (2-17) Municipal Bond Index was 8.50 years; the average adjusted maturity of the Fund was 9.00 years.

Under normal circumstances, invests at least 80% of its assets in tax-exempt bonds, generally municipal securities, which generate income that is exempt from federal income tax and not subject to the federal alternative minimum tax. The Fund’s policy of investing 80% of its assets in tax-exempt bonds is fundamental and may only be changed by shareholder approval. The Fund may also invest in securities that generate income that is not exempt from federal or state income tax and is subject to the federal alternative minimum tax.

Will normally purchase only securities that are investment grade.

The Subadviser employs:

•      interest rate risk management techniques to temper the potential negative impact of interest rate increases on the fund’s share price; and

•      credit analysis to determine whether the municipalities issuing the bonds are likely to repay their debt.

May invest in U.S. Government securities and securities with various forms of credit enhancement (such as bank letters of credit). The Fund may buy and sell options and interest rate futures contracts to hedge against declines in the value of portfolio securities.

In pursuit of higher income, the Subadviser normally favors longer-term bonds that typically mature in ten years or more. In exchange for this higher potential income, investors may experience higher share-price volatility than would occur through investments with shorter maturities.

The principal risks of the Funds are substantially similar as well, although there are some differences stemming from the variations in the investment strategies of the Funds. Both Funds are subject to Borrowing Risk, Call Risk, Credit Risk, Income Risk, Interest Rate Risk, Market Volatility Risk, Municipal Bond Market Risk, Tax-Exempt Securities Risk and Tax Liability Risk, while Intermediate Tax-Exempt Bond is also subject to U.S. Government Securities Risk. For a discussion of the Funds’ principal risks, see the section entitled “Risks” below.

The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Prospectuses and Statement of Additional Information of the Funds.

During periods of adverse market conditions, a Fund may temporarily invest a substantial portion of its assets in investment-grade fixed income securities and money market instruments. When this allocation happens, the Fund may not achieve its investment objective.

Although Intermediate Tax-Exempt Bond and Tax-Exempt Bond have identical investment objectives and similar investment strategies, all or a substantial portion of the securities held by Intermediate Tax-Exempt Bond may be sold after the Reorganization in order to comply with the investment practices of Tax-Exempt Bond in connection with the Reorganization. For any such sales, the transaction costs will be borne by Tax-Exempt Bond. Such costs are ultimately borne by the Fund’s shareholders.

How do the Funds’ fees and expenses compare?

Intermediate Tax-Exempt Bond and Tax-Exempt Bond each offers three classes of shares (Class A, Class C and Class I). You may refer to each Fund’s Prospectus and Statement of Additional Information for more information on its shares. You will not pay any initial or deferred sales charge in connection with the Reorganization.

The following tables allow you to compare the various fees and expenses that you may pay for buying and holding Class A, Class C and Class I shares of each of the Funds. The columns entitled “Tax-Exempt Bond (Pro Forma)” show you what fees and expenses are estimated to be, assuming the Reorganization takes place. The Adviser of Tax-Exempt Bond also intends to continue to voluntarily limit the total operating expenses (excluding interest, taxes and extraordinary expenses) for Class A, Class C and Class I shares to 0.85%, 1.60% and 0.65%, respectively, and the distributor intends to continue to waive the shareholder servicing fee applicable to Class I shares, on a pro forma basis after the Reorganization, although the reimbursement and/or waiver arrangements may be discontinued at any time.

The amounts for the Class A, Class C and Class I shares of Intermediate Tax-Exempt Bond and Tax-Exempt Bond, set forth in the following tables and in the examples, are based on the expenses for the 12-month period ended December 31, 2010. The amounts for Class A, Class C and Class I shares of Tax-Exempt Bond (Pro Forma) set forth in the following tables and in the examples are based on what the estimated expenses of Tax-Exempt Bond would have been for the 12-month period ended December 31, 2010, assuming the Reorganization had taken place on January 1, 2010.

Shareholder Fees (fees paid directly from your investment)

	Intermediate Tax-Exempt Bond Class A		Tax-Exempt Bond Class A		Tax-Exempt Bond (Pro Forma) Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)(a)	2.75%		2.75%		2.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	(b)	None	(b)	None	(b)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fee	None		None		None
Exchange Fee	None		None		None

Fees and Expenses (as a percentage of average daily net assets)

	Intermediate Tax-Exempt Bond Class A	Tax-Exempt Bond Class A	Tax-Exempt Bond (Pro Forma) Class A
Management Fees	0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees(c)	0.25%	0.25%	0.25%
Other Expenses	0.34%	0.31%	0.31%
Total Annual Fund Operating Expenses	1.04%	1.01%	1.01%

Shareholder Fees (fees paid directly from your investment)

	Intermediate Tax-Exempt Bond Class C		Tax-Exempt Bond Class C		Tax-Exempt Bond (Pro Forma) Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00	%(d)	1.00	%(d)	1.00	%(d)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fee	None		None		None
Exchange Fee	None		None		None

Fees and Expenses (as a percentage of average daily net assets)

	Intermediate Tax-Exempt Bond Class C	Tax-Exempt Bond Class C	Tax-Exempt Bond (Pro Forma) Class C
Management Fees	0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees(c)	1.00%	1.00%	1.00%
Other Expenses	0.34%	0.31%	0.31%
Total Annual Fund Operating Expenses	1.79%	1.76%	1.76%

Shareholder Fees (fees paid directly from your investment)

	Intermediate Tax-Exempt Bond Class I	Tax-Exempt Bond Class I	Tax-Exempt Bond (Pro Forma) Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Fees and Expenses (as a percentage of average daily net assets)

	Intermediate Tax-Exempt Bond Class I		Tax-Exempt Bond Class I		Tax-Exempt Bond (Pro Forma) Class I
Management Fees	0.45%		0.45%		0.45%
Distribution and Shareholder Servicing (12b-1) Fees(c)	None		None		None
Shareholder Services Fee	0.05	%(e)	0.05	%(e)	0.05	%(e)
Other Expenses	0.34%		0.31%		0.31%
Total Annual Fund Operating Expenses	0.84%		0.81%		0.81%

(a)	Restated to reflect current fee structure.
(b)	A contingent deferred sales charge of 0.50% may apply on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.
(c)	Distribution and Shareholder Servicing (12b-1) Fees represent an asset-based sales charge that, for a long-term shareholder, over time may be higher than the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority (“FINRA”).
(d)	The deferred sales charge is imposed on Class C shares redeemed during the first year only.
(e)	The Funds have a separate shareholder service fee plan for Class I shares, which is currently waived.

The tables below show examples that are intended to help you compare the cost of investing in the Funds and Tax-Exempt Bond Pro Forma, assuming the Reorganization takes place. The examples assume that you invest $10,000 in the Funds for the one-, three-, five- and ten-year periods as indicated. They show your costs if you sold your shares at the end of the period or continued to hold them. The examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Examples of Fund Expenses

	Class A
	One Year	Three Years	Five Years	Ten Years
Intermediate Tax-Exempt Bond	$378	$597	$833	$1,511

Tax-Exempt Bond	$375	$588	$818	$1,477

Tax-Exempt Bond (Pro Forma)	$375	$588	$818	$1,477

	Class C
	One Year	Three Years	Five Years	Ten Years
Intermediate Tax-Exempt Bond	$282	$563	$970	$2,105

Tax-Exempt Bond	$279	$554	$954	$2,073

Tax-Exempt Bond (Pro Forma)	$279	$554	$954	$2,073

	Class I
	One Year	Three Years	Five Years	Ten Years
Intermediate Tax-Exempt Bond	$86	$268	$466	$1,037

Tax-Exempt Bond	$83	$259	$450	$1,002

Tax-Exempt Bond (Pro Forma)	$83	$259	$450	$1,002

You would pay the following expenses if you did not redeem your shares:

	Class C
	One Year	Three Years	Five Years	Ten Years
Intermediate Tax-Exempt Bond	$182	$563	$970	$2,105

Tax-Exempt Bond	$179	$554	$954	$2,073

Tax-Exempt Bond (Pro Forma)	$179	$554	$954	$2,073

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Funds’ performance. During the most recent fiscal year, Intermediate Tax-Exempt Bond’s portfolio turnover rate was 50% of the average value of its portfolio, while Tax-Exempt Bond’s portfolio turnover rate was 36% of the average value of its portfolio.

How do the Funds’ performance records compare?

The following charts show how the Class I shares of Intermediate Tax-Exempt Bond and Tax-Exempt Bond have performed in the past. The Class I shares of the Funds commenced operations on February 23, 1996. The Class A shares of Intermediate Tax-Exempt Bond commenced operations on January 16, 2001, and the Class C shares commenced operations on June 26, 2006. The Class A shares of Tax-Exempt Bond commenced operations on January 30, 2001, and the Class C shares commenced operations on June 26, 2006. Past performance, before and after taxes, is not an indication of future results.

Year-by-Year Total Return (%)

The charts below show the percentage gain or loss in each full calendar year for the Class I shares of Intermediate Tax-Exempt Bond and Tax-Exempt Bond.

These charts should give you a general idea of the risks of investing in each Fund by showing how the Fund’s return has varied from year to year. These charts include the effects of fund expenses. Each Fund’s average annual returns in the charts below do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. Each Fund can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart.

Intermediate Tax-Exempt Bond—Class I

Best Quarter: 3rd—2009    10.29%

Worst Quarter: 3rd—2008    -4.67%

Tax-Exempt Bond—Class I

Best Quarter: 3rd—2009    10.03%

Worst Quarter: 3rd—2008    -5.64%

The next set of tables lists the average annual total return by class of Intermediate Tax-Exempt Bond and Tax-Exempt Bond, for the past one, five and ten years and since inception, as applicable (through December 31, 2010). The after-tax returns shown are for Class I shares of Intermediate Tax-Exempt Bond and Tax-Exempt Bond; after-tax returns for other classes of the Funds will vary. These tables include the effects of sales charges (where applicable) and fund expenses and are intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with appropriate widely recognized indexes of securities, descriptions of which can be found following the table. An index does not reflect fees, expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2010)(1)

Intermediate Tax-Exempt Bond	1 Year Ended 12/31/10	5 Years Ended 12/31/10	10 Years Ended 12/31/10	Since Inception 1/16/01	Since Inception 6/26/06
Class I Shares
Return Before Taxes	3.19%	4.06%	4.54%	—	—
Return After Taxes on Distributions(2)	3.19%	3.96%	4.49%	—	—
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	3.41%	4.05%	4.50%	—	—
Class A Shares
Return Before Taxes	0.11%	3.23%	—	3.86%	—
Class C Shares
Return Before Taxes	2.17%	—	—	—	3.46%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%	5.81%	6.75%
Barclays Capital 3-15 Year Blend (2-17) Municipal Bond Index	3.14%	4.67%	4.92%	4.83%	5.17%

Tax-Exempt Bond	1 Year Ended 12/31/10	5 Years Ended 12/31/10	10 Years Ended 12/31/10	Since Inception 1/30/01	Since Inception 6/26/06
Class I Shares
Return Before Taxes	2.39%	4.35%	5.10%	—	—
Return After Taxes on Distributions(2)	2.38%	4.25%	5.00%	—	—
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	2.99%	4.33%	5.02%	—	—
Class A Shares
Return Before Taxes	-0.58%	3.53%	—	4.56%	—
Class C Shares
Return Before Taxes	1.37%	—	—	—	3.79%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%	5.76%	6.75%
Barclays Capital Municipal Bond Index	2.38%	4.09%	4.83%	4.78%	4.51%

(1)	The Funds’ average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the Fund’s Class A shares and a full redemption in the Fund’s Class C and Class I shares.
(2)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	The Return After Taxes on Distributions and Sales of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a tax loss realized on the sale of fund shares. The benefit (to the extent it can be used to offset other gains) may result in a higher return.

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The Barclays Capital 3-15 Year Blend (2-17) Municipal Bond Index is an unmanaged index of investment-grade municipal bonds with maturities of three to 15 years. The Barclays Capital Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The indexes are calculated on a total-return basis. These indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.

For a detailed discussion of the manner of calculating total return, please see the Funds’ Statement of Additional Information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders’ accounts.

Important information about Tax-Exempt Bond is also contained in management’s discussion of Tax-Exempt Bond’s performance, which appears in the most recent Annual Report of the Trust relating to Tax-Exempt Bond.

Who will be the Adviser and Subadviser of my Fund after the Reorganization? What will the advisory and subadvisory fees be after the Reorganization?

Management of the Funds

The overall management of Intermediate Tax-Exempt Bond and Tax-Exempt Bond is the responsibility of, and is supervised by, the Board of the Trust.

Adviser

VIA is the investment adviser for the Funds and is responsible for managing each Fund’s investment program and for the general operations of the Funds, including oversight of each Fund’s Subadviser and recommending its hiring, termination and replacement.

Facts about the Adviser:

•	The Adviser is an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. and has acted as an investment adviser for over 70 years.

•	The Adviser acts as the investment adviser for over 50 mutual funds and as adviser to institutional clients, with assets under management of approximately $18.1 billion as of March 31, 2011.

•	The Adviser is located at 100 Pearl Street, Hartford, Connecticut 06103.

Subadviser

Harris (the “Subadviser”) is the investment subadviser to the Funds, and will continue to subadvise Tax-Exempt Bond. Pursuant to the Subadvisory Agreement with the Adviser, the Subadviser is responsible for the day-to-day management of the Fund’s portfolio.

Facts about the Subadviser:

•

The Subadviser has been an investment adviser since 1989, and is a wholly-owned subsidiary of Harris Bankcorp, Inc., which is wholly owned by Harris Financial Corp. Harris Financial Corp. is wholly owned by Bank of Montreal, a publicly-traded Canadian banking institution.

•	The Subadviser is located at 190 South LaSalle Street, 4th Floor, P.O. Box 755, Chicago, IL 60603.

•	The Subadviser had approximately $14.4 billion in assets under management as of March 31, 2011.

Portfolio Management

Michael Janik, CFA. Mr. Janik has been a Portfolio Manager of the Fund since 2010. Mr. Janik joined Harris in 2005 and serves as Director and Senior Credit Analyst, specializing in municipal bonds. He focuses on the analysis, review and monitoring of the municipal bond portfolios, and assists in the analysis of the corporate bond and equity portfolios of other funds subadvised by Harris. Prior to joining Harris, he was a research analyst focusing on the bond market. He has 23 years of investment experience.

George W. Selby, CFA. Mr. Selby has been a Portfolio Manager of the Fund since 1998. Mr. Selby joined Harris in 1998 and is a Managing Director and Senior Fixed Income Portfolio Manager, specializing in municipal bonds and long term investments. Prior to joining Harris, he worked at various Wall Street firms, as well as a public accounting firm. Mr. Selby has more than 27 years of experience in the investment industry.

Please refer to the Statement of Additional Information for additional information about Tax-Exempt Bond’s portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of shares of Tax-Exempt Bond.

Advisory Fees

For its management and supervision of the daily business affairs of Tax-Exempt Bond, the Adviser is entitled to receive a monthly fee that is accrued daily against the value of Tax-Exempt Bond’s net assets at the annual rate of 0.45%.

The Adviser currently voluntarily limits the total operating expenses (excluding interest, taxes and extraordinary expenses) of the Fund to 0.85%, 1.60% and 0.65% for Class A, Class C and Class I shares, respectively, and the distributor waives the shareholder servicing fee applicable to Class I shares. The Adviser and distributor intend to continue the reimbursement and/or waiver arrangements after the Reorganization, although the Adviser and distributor have the right to discontinue the reimbursement and/or waiver arrangements at any time. Under certain conditions, the Adviser may recapture operating expenses waived or reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement and/or waiver occurred.

Subadvisory Fees

Under the terms of the Subadvisory Agreement, the Subadviser is paid by the Adviser for providing advisory services to Tax-Exempt Bond. The Fund does not pay a fee to the Subadviser. The Adviser pays the Subadviser a subadvisory fee payable on the Fund’s average daily net assets at the annual rate of 0.255%.

What will be the primary federal tax consequences of the Reorganization?

Prior to or at the completion of the Reorganization, the Funds will have received an opinion from the law firm of McDermott Will & Emery LLP that the Reorganization contemplated by the Plan should, for federal income tax purposes, qualify as a tax-free reorganization described in section 368(a) of the Internal Revenue

Code of 1986, as amended (the “Code”), and that each Fund will be “a party to a reorganization,” within the meaning of section
368(b) of the Code.

As a result, for federal income tax purposes, no gain or loss will be recognized by Intermediate Tax-Exempt Bond or its shareholders as a result of receiving shares of Tax-Exempt Bond in connection with the Reorganization. The holding period and aggregate tax basis of the shares of Tax-Exempt Bond that are received by the shareholders of Intermediate Tax-Exempt Bond will be the same as the holding period and aggregate tax basis of the shares of Intermediate Tax-Exempt Bond previously held by such shareholders, provided that such shares of Intermediate Tax-Exempt Bond are held as capital assets. In addition, no gain or loss will be recognized by Tax-Exempt Bond upon the receipt of the assets of Intermediate Tax-Exempt Bond in exchange for shares of Tax-Exempt Bond and the assumption by Tax-Exempt Bond of Intermediate Tax-Exempt Bond’s liabilities, and the holding period and tax basis of the assets of Intermediate Tax-Exempt Bond in the hands of Tax-Exempt Bond as a result of the Reorganization will be the same as in the hands of Intermediate Tax-Exempt Bond immediately prior to the Reorganization.

RISKS

Are the risk factors for the Funds similar?

Yes. The risk factors are similar due to the identical investment objectives and similar investment policies of the Funds. The risks of Tax-Exempt Bond are described in greater detail in that Fund’s Prospectus and Statement of Additional Information.

What are the primary risks of investing in each Fund?

An investment in each Fund is subject to certain risks. There is no assurance that investment performance of either Fund will be positive or that the Funds will meet their investment objectives. The following disclosure highlights the primary risks associated with investment in each of the Funds.

Each of the Funds is subject to Borrowing Risk, Call Risk, Credit Risk, Income Risk, Interest Rate Risk, Market Volatility Risk, Municipal Bond Market Risk, Tax-Exempt Securities Risk and Tax Liability Risk.

•

Borrowing Risk—The risk that the costs of borrowing may exceed the income from investments made with such leverage. When a fund borrows money, it is required to maintain continuous asset coverage (total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the asset coverage declines, for example as a result of market fluctuations, the fund may be required to sell some of its portfolio holdings quickly to reduce the debt and restore the required asset coverage, even though it may be disadvantageous from an investment standpoint to do so. Borrowing may exaggerate the effect on the fund’s net asset value of any increase or decrease in the market value of the portfolio. Money borrowed will be subject to interest costs that may or may not be offset by appreciation of the securities purchased. The fund also may be subject to other conditions or fees that would increase the cost of borrowing over the stated interest rate. The various costs of borrowing may therefore ultimately exceed the income from investments made with such leverage.

•

Call Risk—The risk that issuers will prepay fixed rate obligations when interest rates fall. A fund holding callable securities therefore may be forced to reinvest in obligations with lower interest rates than the original obligations and otherwise may not benefit fully from the increase in value that other fixed income securities experience when rates decline.

•

Credit Risk—The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

•

Income Risk—The risk that income received from the fund will vary widely over the short- and long-term. The income shareholders receive from the fund is based primarily on the dividends and interest the fund earns from its investments, which can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of the fund’s preferred stock holdings and any bond holdings could drop as well. The fund’s income also would likely be affected adversely when prevailing short-term interest rates increase.

•

Interest Rate Risk—The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall. The values of debt securities usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore it might not benefit from any increase in value as a result of declining interest rates.

•

Market Volatility Risk—The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods. Instability in the financial markets has led to volatile financial markets that expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the U.S. Government has taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which funds themselves are regulated, which could limit or preclude a fund’s ability to achieve its investment objective.

•

Municipal Bond Market Risk—The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the fund’s investments to decrease in value. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds, and the investment performance of the fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a fund that does not invest in municipal bonds. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity, and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of the fund’s shares to fall. The frequency and magnitude of such changes cannot be predicted. The fund may invest in municipal obligations that do not appear to be related but in fact depend on the financial rating or support of a single government unit, in which case events that affect one of the obligations will also affect the others and will impact the fund’s portfolio to a greater degree than if the fund’s investments were not so related. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.

•	Tax-Exempt Securities Risk—The risk that tax-exempt securities may not provide a higher after-tax rate of return than taxable securities.

•

Tax Liability Risk—The risk that noncompliant conduct by a municipal bond issuer, or certain adverse interpretations or actions by a government or tax authority, could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability. Distributions by the fund could become taxable to shareholders as ordinary income due to noncompliant conduct by a municipal bond issuer, unfavorable changes in federal or state tax laws, or adverse interpretations of tax laws by applicable tax authorities. Such adverse interpretations or actions could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability. In addition, such adverse interpretations or actions could cause the value of a security, and therefore the value of a fund’s shares, to decline.

Intermediate Tax-Exempt Bond is also subject to U.S. Government Securities Risk.

•

U.S. Government Securities Risk—The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security. Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase, and in fact the market values of such obligations may fluctuate. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Please refer to each Fund’s Prospectus and Statement of Additional Information for more information on risks.

INFORMATION ABOUT THE REORGANIZATION

At a regular meeting held on June 2-3, 2011, all of the Trustees of the Trust on behalf of Intermediate Tax-Exempt Bond, including the Disinterested Trustees, considered and approved the Reorganization as set forth in the Plan. They determined that the Reorganization was in the best interests of Intermediate Tax-Exempt Bond and its shareholders, and that the interests of existing shareholders of Intermediate Tax-Exempt Bond will not be diluted as a result of the transactions contemplated by the Reorganization.

Before approving the Plan, the Trustees evaluated extensive information provided by the management of the Funds and reviewed various factors about the Funds and the proposed Reorganization. The Trustees noted that Tax-Exempt Bond has an identical investment objective and similar investment strategies as Intermediate Tax-Exempt Bond. They further noted that Tax-Exempt Bond’s performance for the five- and ten-year periods ended December 31, 2010 exceeded that of Intermediate Tax-Exempt Bond, although Intermediate Tax-Exempt Bond outperformed Tax-Exempt Bond for the one-year period ended December 31, 2010. In addition, the Adviser intends to continue the Funds’ current voluntary expense limit for Tax-Exempt Bond after the Reorganization, so net total expenses are expected to remain the same. The expense limitations are voluntary and they may be discontinued at any time.

The Trustees considered the relative asset size of each Fund, including the benefits of creating an entity with a higher combined level of assets.

In addition, the Trustees considered, among other things:

•	the terms and conditions of the Reorganization;

•	the fact that the Reorganization would not result in the dilution of shareholders’ interests;

•	the fact that Intermediate Tax-Exempt Bond and Tax-Exempt Bond have identical investment objectives and similar principal investment strategies;

•	the fact that VIA will bear the expenses incurred in connection with the Reorganization;

•	the benefits to shareholders, including from operating efficiencies, which may be achieved from combining the Funds;

•	the fact that Tax-Exempt Bond will assume all of the liabilities of Intermediate Tax-Exempt Bond;

•	the fact that the Reorganization is expected to be a tax-free transaction for federal income tax purposes; and

•	alternatives available to shareholders of Intermediate Tax-Exempt Bond, including the ability to redeem their shares.

During their consideration of the Reorganization, the Trustees of the Trust consulted with counsel to the Disinterested Trustees, as appropriate.

After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Trustees of the Trust concluded that the proposed Reorganization would be in the best interests of Intermediate Tax-Exempt Bond and its shareholders. Consequently, they approved the Plan and directed that the Plan be submitted to shareholders of Intermediate Tax-Exempt Bond for approval.

The Trustees of the Trust have also approved the Plan on behalf of Tax-Exempt Bond, after concluding that the proposed Reorganization would be in the best interests of Tax-Exempt Bond and its shareholders.

Agreement and Plan of Reorganization

The following summary is qualified in its entirety by reference to the Plan (the form of which is attached as Exhibit A to this Prospectus/Proxy Statement).

The Plan provides that all of the assets of Intermediate Tax-Exempt Bond will be acquired by Tax-Exempt Bond in exchange for Class A, Class C and Class I shares of Tax-Exempt Bond and the assumption by Tax-Exempt Bond of all of the liabilities of Intermediate Tax-Exempt Bond on or about September 23, 2011, or such other date as may be agreed upon by the parties (the “Closing Date”). Prior to the Closing Date, Intermediate Tax-Exempt Bond will endeavor to discharge all of its known liabilities and obligations. Intermediate Tax-Exempt Bond will prepare an unaudited statement of its assets and liabilities as of the Closing Date.

At or prior to the Closing Date, Intermediate Tax-Exempt Bond will declare and pay a distribution or distributions that, together with all previous distributions, shall have the effect of distributing to its shareholders (1) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (2) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

The number of full and fractional shares of each class of Tax-Exempt Bond to be received by the shareholders of Intermediate Tax-Exempt Bond will be determined by dividing the net assets of Intermediate Tax-Exempt Bond by the net asset value of a share of Tax-Exempt Bond. These computations will take place as of immediately after the close of business on the New York Stock Exchange and after the declaration of any dividends at or prior to the Closing Date (the “Valuation Date”). The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

VP Distributors, Inc. (“VP Distributors”), the administrator for both Funds, will compute the value of each Fund’s respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of Tax-Exempt Bond (which are identical to those applicable to Intermediate Tax-Exempt Bond), Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC’s Division of Investment Management.

Immediately after the transfer of its assets to Tax-Exempt Bond, Intermediate Tax-Exempt Bond will liquidate and distribute pro rata to the shareholders as of the close of business on the Closing Date the full and fractional shares of Tax-Exempt Bond received by Intermediate Tax-Exempt Bond. The liquidation and distribution will be accomplished by the establishment of accounts in the names of Intermediate Tax-Exempt Bond’s shareholders on the share records of Tax-Exempt Bond or its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Tax-Exempt Bond due to Intermediate Tax-Exempt Bond’s shareholders. All issued and outstanding shares of Intermediate Tax-Exempt Bond will be canceled. The shares of Tax-Exempt Bond to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, Intermediate Tax-Exempt Bond will be terminated as a series of the Trust.

The consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval by Intermediate Tax-Exempt Bond’s shareholders, accuracy of various representations and warranties and receipt of opinions of counsel. Notwithstanding approval of Intermediate Tax-Exempt Bond’s shareholders, the Plan may be terminated (a) by the mutual agreement of Intermediate Tax-Exempt Bond and Tax-Exempt Bond; (b) by either Intermediate Tax-Exempt Bond or Tax-Exempt Bond if the Reorganization has not occurred on or before December 31, 2011, unless such date is extended by mutual agreement of Intermediate Tax-Exempt Bond and Tax-Exempt Bond; or (c) by either party if the other party materially breaches its obligations under the Plan or made a material and intentional misrepresentation in the Plan or in connection with the Plan.

If the Reorganization is not consummated, VIA or one of its affiliates will pay the expenses incurred by Intermediate Tax-Exempt Bond and Tax-Exempt Bond in connection with the Reorganization (including the cost of any proxy soliciting agent). In that event, no portion of the expenses will be borne directly or indirectly by Intermediate Tax-Exempt Bond, Tax-Exempt Bond or their shareholders.

If Intermediate Tax-Exempt Bond’s shareholders do not approve the Reorganization, the Trustees of the Trust will consider other possible courses of action in the best interests of Intermediate Tax-Exempt Bond and its shareholders.

Federal Income Tax Consequences

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368 of the Code. As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of McDermott Will & Emery LLP to the effect that, based upon certain facts, assumptions, and representations, the Reorganization contemplated by the Plan should, for federal income tax purposes, qualify as a tax-free reorganization described in section 368(a) of the Code, and that Intermediate Tax-Exempt Bond and Tax-Exempt Bond each will be “a party to a reorganization,” within the meaning of section 368(b) of the Code.

As a result:

1.	No gain or loss will be recognized by Tax-Exempt Bond upon the receipt of the assets of Intermediate Tax-Exempt Bond solely in exchange for the shares of Tax-Exempt Bond and the assumption by Tax-Exempt Bond of the liabilities of Intermediate Tax-Exempt Bond;

2.	No gain or loss will be recognized by Intermediate Tax-Exempt Bond on the transfer of its assets to Tax-Exempt Bond in exchange for Tax-Exempt Bond’s shares and the assumption by Tax-Exempt Bond of the liabilities of Intermediate Tax-Exempt Bond or upon the distribution of Tax-Exempt Bond’s shares to Intermediate Tax-Exempt Bond’s shareholders in exchange for their shares of Intermediate Tax-Exempt Bond;

3.	No gain or loss will be recognized by Intermediate Tax-Exempt Bond’s shareholders upon the exchange of their shares of Intermediate Tax-Exempt Bond for shares of Tax-Exempt Bond in liquidation of Intermediate Tax-Exempt Bond;

4.	The aggregate tax basis of the shares of Tax-Exempt Bond received by each shareholder of Intermediate Tax-Exempt Bond pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of Intermediate Tax-Exempt Bond held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of Tax-Exempt Bond received by each shareholder of Intermediate Tax-Exempt Bond will include the period during which the shares of Intermediate Tax-Exempt Bond exchanged therefor were held by such shareholder (provided that the shares of Intermediate Tax-Exempt Bond are held as capital assets on the date of the Reorganization); and

5.	The tax basis of the assets of Intermediate Tax-Exempt Bond acquired by Tax-Exempt Bond will be the same as the tax basis of such assets to Intermediate Tax-Exempt Bond immediately prior to the Reorganization, and the holding period of such assets in the hands of Tax-Exempt Bond will include the period during which the assets were held by Intermediate Tax-Exempt Bond.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated, but does not qualify as a tax-free reorganization under the Code, Intermediate Tax-Exempt Bond would recognize gain or loss on the transfer of its assets to Tax-Exempt Bond and each shareholder of Intermediate Tax-Exempt Bond would recognize a taxable gain or loss equal to the difference between its tax basis in its Intermediate Tax-Exempt Bond shares and the fair market value of the shares of Tax-Exempt Bond it received.

Tax-Exempt Bond’s utilization after the Reorganization of any pre-Reorganization losses realized by Tax-Exempt Bond to offset income or gain realized by Intermediate Tax-Exempt Bond could be subject to limitation. Shareholders of Intermediate Tax-Exempt Bond should consult their tax advisers regarding the effect of the Reorganization in light of their individual circumstances.

Pro Forma Capitalization

The following table sets forth the capitalization of the Funds as of December 31, 2010, and the capitalization of Tax-Exempt Bond on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.039 Class A shares, 1.039 Class C shares and 1.039 Class I shares of Tax-Exempt Bond for each Class A, Class C and Class I share, respectively, of Intermediate Tax-Exempt Bond.

Capitalization of Intermediate Tax-Exempt Bond, Tax-Exempt Bond and

Tax-Exempt Bond (Pro Forma)

	Intermediate Tax-Exempt Bond	Tax-Exempt Bond	Adjustments		Tax-Exempt Bond (Pro Forma) After Reorganization
Net Assets (in 000s)

Class A	$26,623	$77,853			$104,476

Class C	10,090	17,809			27,899

Class I	51,854	47,202			99,056
Total Net Assets	$88,567	$142,864			$231,431
Net Asset Value Per Share

Class A	$10.78	$10.38			$10.38

Class C	$10.78	$10.38			$10.38
Class I	$10.78	$10.38			$10.38
Shares Outstanding (in 000s)

Class A	2,469	7,501	96		10,066

Class C	936	1,715	36		2,687

Class I	4,809	4,548	186		9,543
Total Shares Outstanding	8,214	13,764	318	(a)	22,296
(a)	Reflects change in shares outstanding due to an increase of Class A, Class C and Class I shares of Tax-Exempt Bond in exchange for Class A, Class C and Class I shares, respectively, of Intermediate Tax-Exempt Bond based on the net asset value of Tax-Exempt Bond’s Class A, Class C and Class I shares, respectively, at December 31, 2010.

The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

Distribution of Shares

VP Distributors, an affiliate of Virtus Investment Partners, Inc. and the sole stockholder of the Adviser, serves as the national distributor of the Funds’ shares. VP Distributors distributes the Funds’ shares either directly or through securities dealers or agents or bank-affiliated securities brokers. Each Fund is authorized to issue three classes of shares: Class A, Class C and Class I. Each Class has a separate distribution arrangement and bears its own distribution expenses, if any. In the proposed Reorganization, shareholders of Intermediate Tax-Exempt Bond owning Class A, Class C or Class I shares will receive Class A, Class C or Class I shares, respectively, of Tax-Exempt Bond.

Shareholders who purchase Class A shares may pay a sales charge at the time of purchase of up to 2.75% of the offering price. A 0.50% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made. Class A Shares are also subject to an ongoing distribution and/or services fees at an annual rate of 0.25% of the Fund’s aggregate average daily net assets attributable to the Class A shares. Class A shares issued to shareholders of Intermediate Tax-Exempt Bond in connection with the Reorganization will continue to be subject to the CDSC schedule in place at the time of their original purchase.

Class C shares are sold without a front-end sales charge and are subject to a 1.00% CDSC if such shares are redeemed within one year of purchase. For purposes of calculating the CDSC that you may pay when you dispose of any Class C shares acquired as a result of the Reorganization, the length of time you held shares in Intermediate Tax-Exempt Bond will be added to the length of time you hold shares in Tax-Exempt Bond. If you acquire Class C shares as a result of the Reorganization, you will continue to be subject to a CDSC upon subsequent redemption to the same extent as if you had continued to hold your shares of Intermediate Tax-Exempt Bond. Class C shares are also subject to an ongoing distribution and/or services fee at an aggregate annual rate of up to 1.00% of the applicable Fund’s aggregate average daily net assets attributable to Class C shares. Class C shares do not convert to any other class of shares. Class C shares issued to shareholders of Intermediate Tax-Exempt Bond in connection with the Reorganization will continue to be subject to the CDSC schedule in place at the time of their original purchase.

Class I shares are offered primarily to clients of financial intermediaries that (1) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (2) have entered into an agreement with the distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the Adviser, the Subadviser and their affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. Class I Shares are subject to shareholder servicing fees at an aggregate annual rate of up to 0.05% of the applicable Fund’s aggregate average daily net assets attributable to Class I shares. However, the Funds’ distributor has voluntarily agreed to waive the Class I Shares shareholder servicing fees. The distributor may discontinue this voluntary waiver at any time.

In connection with the Reorganization, no sales charges are imposed. More detailed descriptions of the Class A, Class C and Class I shares and the distribution arrangements applicable to these classes of shares are contained in the Prospectus and Statement of Additional Information relating to Tax-Exempt Bond.

Purchase and Redemption Procedures

Information concerning applicable sales charges and distribution-related fees is provided above. Investments in the Funds are not insured. For information about minimum purchase requirements, see “Your Account” and “How to Buy Shares” in the Funds’ Prospectuses. Each Fund, subject to certain restrictions, provides for telephone or mail redemption of shares at net asset value, less any applicable CDSC, as next determined after receipt of a redemption order on each day the New York Stock Exchange is open for trading. Each Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how each Fund’s net asset value is determined, is contained in the Funds’ Prospectuses. Each Fund may involuntarily redeem shareholders’ accounts that have a balance below $200 as a result of redemption activity, subject to written notice within sixty days. All investments are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Exchange Privileges

The Funds currently offer shareholders identical exchange privileges. Shareholders of each Fund may exchange their shares for shares of a corresponding class of shares of other affiliated Virtus Mutual Funds. Class C shares of the Funds are also exchangeable for Class T shares of those Virtus Mutual Funds offering them.

On exchanges with corresponding classes of shares that carry a contingent deferred sales charge, the contingent deferred sales charge schedule of the original shares purchased continues to apply. Additional information concerning the Funds’ exchange privileges is contained in the Funds’ Prospectuses.

Dividend Policy

The Funds distribute net investment income monthly. Both Funds distribute net realized capital gains, if any, at least annually.

All dividends and distributions of the Funds are paid in additional shares of the respective Fund unless a shareholder has elected to receive distributions in cash. See the Funds’ Prospectuses for further information concerning dividends and distributions.

Each Fund has qualified, and Tax-Exempt Bond intends to continue to qualify, to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts distributed to its shareholders.

COMPARATIVE INFORMATION ON SHAREHOLDERS’ RIGHTS

Form of Organization

Intermediate Tax-Exempt Bond and Tax-Exempt Bond are series of the Trust, an open-end management investment company registered with the SEC under the 1940 Act and organized as a Massachusetts business trust. The Trust is governed by its Declaration of Trust and By-Laws, Board of Trustees, Massachusetts law, and federal law. The Trust is organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. The series of the Trust currently consist of Intermediate Tax-Exempt Bond and Tax-Exempt Bond and 10 other mutual funds of various asset classes.

Capitalization

The beneficial interests in the Trust are represented by an unlimited number of transferable shares of beneficial interest, $.001 par value, of one or more series. The Declaration of Trust permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund.

Shares of the classes of each Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by Fund, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Fund. Shareholders of each Fund vote by class as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class.

Shareholder Liability

Shareholders of the Trust as shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable under the applicable state law for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability and permits notice of such disclaimer be given in each agreement entered into or executed by the Trust or the Trustees or officers of the Trust, as applicable. The Declaration of Trust also provides for shareholder indemnification out of the assets of the Trust.

Shareholder Meetings and Voting Rights

The Trust, on behalf of the Funds, is not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of the Trust. In addition, the Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. The Trust currently does not intend to hold regular shareholder meetings. Cumulative voting is not permitted in the election of Trustees of the Trust.

Except when a larger quorum is required by applicable law or the applicable governing documents, the Trust requires 33 1/3% of the shares entitled to vote to constitute a quorum for consideration of a matter at a shareholders’ meeting. When a quorum is present at a meeting, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

A Trustee of the Trust may be removed with cause at a meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust, or with cause by the vote of two-thirds of the number of Trustees prior to removal.

Under the Trust’s Declaration of Trust, each shareholder is entitled to one vote for each dollar of net asset value of each share owned by such shareholder and each fractional dollar amount is entitled to a proportionate fractional vote.

The Trust’s Declaration of Trust provides that unless otherwise required by applicable law (including the 1940 Act): (1) the affirmative vote of the holders of two-thirds of the shares of the Trust, or the affirmative vote of the holders of a majority of the shares if such action is recommended by the Trustees, is required for the Trust, or any series of the Trust, to merge or consolidate with or into, or sell substantially all of its assets to, one or more trusts (or series thereof), partnerships, associations, corporations or other business entities or cause the shares (or any portion thereof) to be exchanged under or pursuant to any state or federal statute; and (2) the affirmative vote of a majority of the shareholders is required in order for the Trust to reorganize under the laws of any state or other political subdivision of the United States.

Under certain circumstances, the Trustees of the Trust may also terminate the Trust, a series, or a class of shares, upon written notice to the shareholders.

Liquidation

In the event of the liquidation of the Trust, either Fund, or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to the Trust, the Fund or attributable to the class over the liabilities belonging to the Trust, the Fund or attributable to the class. The assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the dollar value of shares of such Fund or class of the Fund held by them on the date of distribution.

Liability and Indemnification of Trustees

Under the Declaration of Trust of the Trust, a Trustee is generally personally liable only for willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. As provided in the Declaration of Trust and By-Laws of the Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities and all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her office of Trustee, unless the Trustee (1) shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office of Trustee (collectively, “disabling conduct”) or (2) with respect to any proceeding disposed of without an adjudication by the court or other body before which the proceeding was brought that such Trustee was liable to the Trust or its shareholders by reason of disabling conduct, unless there has been a determination that the Trustee did not engage in disabling conduct. This determination may be made by (a) the court or other body before which the proceeding was brought, (b) a vote of a majority of those Trustees who are neither “interested persons” within the meaning of the 1940 Act nor parties to the proceeding or (c) an independent legal counsel in a written opinion. The Trust may also advance money in connection with the preparation and presentation of a defense to any proceeding provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust and By-Laws of the Trust, and Massachusetts and federal law, and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declarations of Trust, By-Laws and Massachusetts and federal law, as applicable law, directly for more complete information.

INFORMATION CONCERNING THE MEETING AND VOTING REQUIREMENTS

This Prospectus/Proxy Statement is being sent to shareholders of Intermediate Tax-Exempt Bond in connection with a solicitation of proxies by the Trustees of the Trust, to be used at the Special Meeting of Shareholders (the “Meeting”) to be held at 2 p.m. Eastern time, September 16, 2011, at the offices of Virtus Investment Partners, Inc., 100 Pearl Street, Hartford, Connecticut 06103, and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of Intermediate Tax-Exempt Bond on or about August 12, 2011.

The Board of Trustees of the Trust has fixed the close of business on July 22, 2011 as the record date (the “Record Date”) for determining the shareholders of Intermediate Tax-Exempt Bond entitled to receive notice of the Meeting and to vote, and for determining the number of shares for which voting instructions may be given, with respect to the Meeting or any adjournment thereof.

In voting for the Plan, each shareholder is entitled to one vote for each dollar of net asset value of each share owned by such shareholder and each fractional dollar amount is entitled to a proportionate fractional vote.

Proxies may be revoked by mailing a notice of revocation to the Secretary of the Trust at the address set forth on the cover page of this Prospectus/Proxy Statement, by executing a superseding proxy by telephone or through the Internet or by attending the Meeting in person and voting your shares. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.

If you wish to participate in the Meeting, you may vote through the Internet or by telephone, submit the proxy card included with this Prospectus/Proxy Statement, or attend in person. Guidelines on voting by telephone, through the Internet, by mail or in person at the Meeting appear on the enclosed proxy card.

If the enclosed proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named thereon will vote the interests represented by the proxy card in accordance with the instructions marked on the returned proxy card. Proxy cards that are properly executed and returned but are not marked with voting instructions will be voted FOR the Plan and FOR any other matters deemed appropriate.

Thirty-three and one-third percent (33 1/3%) of the outstanding voting shares of Intermediate Tax-Exempt Bond must be present in person or by proxy to constitute a quorum for the Meeting. Approval of the Plan will require approval of the shares as mandated under the 1940 Act, which is the lesser of: (1) approval by 67% or more of the votes present at the meeting if the holders of more than 50% of the outstanding votes are present; or (2) approval by more than 50% of the outstanding voting securities.

The inspectors of election will treat abstentions and “broker non-votes” (i.e., shares held by brokers or nominees, typically in “street name”, as to which (1) instructions have not been received from the beneficial owners or persons entitled to vote and (2) the broker or nominee does not have discretionary voting power on a particular matter) of shares represented at the Meeting as present for purposes of determining a quorum. In addition, under the rules of the New York Stock Exchange, if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may “affect substantially” a shareholder’s rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power. As a result, these shares also will be treated as broker non-votes for purposes of proposals that may “affect substantially” a shareholder’s rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the Meeting). Abstentions and broker non-votes will be treated as shares voted against the Plan.

In addition to the proxy solicitation by mail, representatives of the Trust may solicit proxies by mail, telephone, facsimile, Internet or personal contact. Computershare Fund Services, Inc. has been engaged to assist in the distribution and tabulation of proxies and to assist in the solicitation of proxies. The costs of solicitation and the expenses incurred in connection with preparing this Prospectus/Proxy Statement and its enclosures will be paid by VIA. The anticipated cost of this proxy solicitation is approximately $57,000, plus expenses.

If shareholders of Intermediate Tax-Exempt Bond do not vote to approve the Plan, the Trustees of the Trust will consider other possible courses of action in the best interests of Intermediate Tax-Exempt Bond and its shareholders. If sufficient votes to approve the Plan are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of voting instructions. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require an affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

A shareholder of Intermediate Tax-Exempt Bond who objects to the proposed Reorganization as set forth in the Plan will not be entitled under either Massachusetts law or the Declaration of Trust of the Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes. In addition, if the Reorganization is consummated, shareholders will be free to redeem the shares of Tax-Exempt Bond that they receive in the transaction at their then-current net asset value. Shares of Intermediate Tax-Exempt Bond may be redeemed at any time prior to the Reorganization. Shareholders of Intermediate Tax-Exempt Bond may wish to consult their tax advisors as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares in the Reorganization.

The Trust does not hold annual shareholder meetings. If the Plan is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the Trust at the address set forth on the cover of this Prospectus/Proxy Statement so that they will be received by the Trust in a reasonable period of time prior to that meeting.

The votes of the shareholders of Tax-Exempt Bond are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganization.

Shareholder Information

The shareholders of Intermediate Tax-Exempt Bond at the close of business on the Record Date will be entitled to be present and vote at the Meeting with respect to shares of Intermediate Tax-Exempt Bond owned as of the Record Date. As of the Record Date, the total number of shares of Intermediate Tax-Exempt Bond outstanding was as follows:

Number of Shares
Class A
Class C
Class I
Total

As of the Record Date, the officers and Trustees of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of Intermediate Tax-Exempt Bond or Tax-Exempt Bond.

Control Persons and Principal Holders of Securities

As of the Record Date, the beneficial owners or record owners of more than 5% of the shares of Intermediate Tax-Exempt Bond or Tax-Exempt Bond were as follows:

Intermediate Tax-Exempt Bond

Name and Address	Class	No. of Shares	% of Class of Shares of Portfolio Before Reorganization	% of Class of Shares of Portfolio After Reorganization

Tax-Exempt Bond

Name and Address	Class	No. of Shares	% of Class of Shares of Portfolio Before Reorganization	% of Class of Shares of Portfolio After Reorganization

FINANCIAL STATEMENTS AND EXPERTS

The Annual Report of the Trust relating to the Funds, for the year ended December 31, 2010, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of Tax-Exempt Bond will be passed upon by Kevin J. Carr, Esq., Vice President, Chief Legal Officer, Counsel, and Secretary of the Trust.

ADDITIONAL INFORMATION

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549, and at the SEC’s Chicago Regional Office located at 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604 and the SEC’s New York Regional office located at 3 World Financial Center, Suite 400, New York, New York 10281. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

OTHER BUSINESS

The Trustees of the Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

THE TRUSTEES OF THE TRUST RECOMMEND APPROVAL OF THE PLAN AND ANY UNMARKED PROXY CARDS WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

                    , 2011

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of June 2, 2011 by and between Virtus Insight Trust, a Massachusetts business trust (the “Trust”), with its principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301, on behalf of the Virtus Tax-Exempt Bond Fund (the “Acquiring Fund”), a separate series of the Trust, and on behalf of Virtus Intermediate Tax-Exempt Bond Fund (the “Acquired Fund”), a separate series of the Trust.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

The Acquired Fund and the Acquiring Fund are separate series of the Trust, which is an open-end, registered investment company of the management type. The Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest.

The Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), has determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders, and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

The Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, has also determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSACTION

1.1 Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing Date”).

1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund, on the Closing Date (collectively, the “Assets”).

1.3 The Acquired Fund will endeavor to discharge or accrue for all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4 Immediately after the transfer of Assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund or its Transfer Agent, as defined in paragraph 3.3.

1.6 Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.	VALUATION

2.1 The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends at or prior to the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures established by the Trust’s Board of Trustees, which shall be described in the then-current prospectus and statement of additional information with respect to the Acquired Fund.

2.2 The net asset value of the Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures established by the Trust’s Board of Trustees which shall be described in the Acquiring Fund’s then-current prospectus and statement of additional information.

2.3 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s Assets shall be determined by dividing the value of the net assets with respect to the shares of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

2.4 VP Distributors, Inc. (“VPD”) shall make all computations of value, in its capacity as administrator for the Trust.

3.	CLOSING AND CLOSING DATE

3.1 The Closing Date shall be September 23, 2011, or such other date as the parties may agree. All acts taking place at the closing of the transaction (the “Closing”) shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of Virtus Investment Partners, 100 Pearl Street, Hartford, CT 06103 or at such other time and/or place as the parties may agree.

3.2 The Trust shall direct PFPC Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver, on the next business day after the Closing, a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to the Acquiring Fund. The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund’s Custodian to the custodian for the Acquiring Fund for examination no later than on the next business day following the Closing Date, and shall be transferred and delivered by the Acquired Fund on the next business day following the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Acquired Fund’s portfolio securities and instruments deposited with a “securities depository”, as defined in Rule 17f-4 under the 1940 Act. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3 The Trust shall direct VPD in its capacity as transfer agent for the Trust (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver on the next business day following the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first Friday after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1 The Trust, on behalf of the Acquired Fund, represents and warrants as follows:

(a) The Acquired Fund is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts with power under the Trust’s Declaration of Trust (the “Trust Instrument”) to own all of its assets and to carry on its business as it is now being conducted;

(b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Trust, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust Instrument or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

(g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

(h) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, on behalf of the Acquired Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The audited Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at December 31, 2010 are in accordance with generally accepted accounting principles (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j) Since December 31, 2010, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, it is possible that shareholders of the Acquired Fund could be held personally liable for obligations of the Acquired Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Trust, on behalf of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and

(o) The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any Federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

4.2 The Trust, on behalf of the Acquiring Fund, represents and warrants as follows:

(a) The Acquiring Fund is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts with power under the Trust Instrument to own all of its assets and to carry on its business as it is now being conducted;

(b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust Instrument or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

(f) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business. The Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or the Acquiring Fund’s ability to consummate the transactions herein contemplated;

(g) On the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

(h) The audited financial statements of the Acquiring Fund at December 31, 2010 are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein;

(i) Since December 31, 2010, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (i), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change;

(j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, has distributed in each such year all net investment company taxable income (computed without regard to any deduction for dividends paid) and net realized capital gains (after reduction for any capital loss carryforward) and has met the diversification requirements of the Code and the regulations thereunder;

(l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, it is possible that shareholders of the Acquiring Fund could be held personally liable for obligations of the Acquiring Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund);

(o) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.	COVENANTS OF THE TRUST ON BEHALF OF THE ACQUIRED FUND

5.1 The Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

5.2 If necessary, the Trust will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other actions necessary to obtain approval of the transactions contemplated herein.

5.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4 The Acquired Fund shall assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the holders of the Acquired Fund’s shares.

5.5 Subject to the provisions of this Agreement, the Acquired Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6 As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.7 The Acquired Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8 The Trust, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by the Trust, on behalf of the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Trust’s, on behalf of the Acquiring Fund’s, title to and possession of all the assets, and to carry out the intent and purpose of this Agreement.

6.	COVENANTS OF THE TRUST ON BEHALF OF THE ACQUIRING FUND

6.1 The Acquiring Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

6.2 Subject to the provisions of this Agreement, the Acquiring Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

6.3 The Acquiring Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

6.4 The registration statement on Form N-14 (the “Registration Statement”) which the Acquiring Fund shall have prepared and filed for the registration under the 1933 Act of the Acquiring Fund Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the knowledge of the parties thereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

6.5 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

7.1 All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2 The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund on or before the Closing Date; and

7.3 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request.

8.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

8.1 All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

8.2 The Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

8.3. The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date;

8.4 The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed; and

8.5 The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquiring Fund shall reasonably request.

9.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to either the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

9.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund, as necessary, in accordance with the provisions of the Trust Instrument, applicable Massachusetts law and the 1940 Act. Notwithstanding anything herein to the contrary, the Trust, on behalf of neither the Acquired Fund nor the Acquiring Fund, may waive the conditions set forth in this paragraph 9.1;

9.2 On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

9.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust, on behalf of both the Acquiring Fund and the Acquired Fund, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

9.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

9.5 The parties shall have received the opinion of McDermott Will & Emery LLP (“Tax Counsel”), addressed to the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement should, for Federal income tax purposes, qualify as a tax-free reorganization described in Section 368(a) of the Code. The delivery of such opinion is conditioned upon receipt of representations Tax Counsel shall request of the Trust. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph 9.5.

10.	BROKERAGE FEES AND EXPENSES

10.1 The Trust, on behalf of both the Acquired Fund and the Acquiring Fund, represents and warrants both that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2 The expenses relating to the proposed Reorganization will be borne by Virtus Investment Advisers, Inc. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement on Form N-14, printing and distributing the Acquiring Fund’s prospectus/proxy statement or information statement, legal fees, accounting fees, and securities registration fees. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.3 In the event the transactions contemplated by this Agreement are not consummated, then Virtus Investment Advisers, Inc. agrees that it shall bear all of the costs and expenses incurred by both the Acquiring Fund and the Acquired Fund in connection with such transactions.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1 The Trust on behalf of the Acquiring Fund and the Acquired Fund has not made any representation, warranty or covenant not set forth herein; this Agreement constitutes the entire agreement between the parties.

11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before December 31, 2011, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.	WAIVER

The Acquiring Fund and the Acquired Fund, after consultation with their respective counsel and by mutual consent of their Board of Trustees, may waive any condition to their respective obligations hereunder, except the conditions set forth in paragraphs 9.1 and 9.5.

14.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable and mutually agreed upon in writing by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders, if necessary, of the Acquired Fund called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

15.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the receiving party in care of VP Distributors, Inc., 100 Pearl Street, Hartford, CT 06103, Attn: Counsel.

16.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

16.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

16.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

16.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.5 It is expressly agreed that the obligations of the respective parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of each such party personally, but shall bind only the property of the respective party, as provided in the Trust Instrument. The execution and delivery by such officers of the respective parties shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the each such party as provided in the Trust Instrument.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President, Vice President or Treasurer all as of the date first written above.

VIRTUS INSIGHT, on behalf of its series Virtus Tax-Exempt Bond Fund

By:	/s/ W. Patrick Bradley
By:	W. Patrick Bradley
Title:	Chief Financial Officer and Treasurer

VIRTUS INSIGHT, on behalf of its series Virtus Intermediate Tax-Exempt Bond Fund

By:	/s/ W. Patrick Bradley
By:	W. Patrick Bradley
Title:	Chief Financial Officer and Treasurer

Agreed and accepted as to paragraphs 10.2 and 10.3 only:

VIRTUS INVESTMENT ADVISERS, INC.

By:	/s/ Kevin J. Carr
By:	Kevin J. Carr
Title:	Vice President and Clerk

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of Assets of

VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND

a series of

VIRTUS INSIGHT TRUST

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

By and In Exchange For Shares of

VIRTUS TAX-EXEMPT BOND FUND

another series of

VIRTUS INSIGHT TRUST

This Statement of Additional Information, dated August     , 2011, relating specifically to the proposed transfer of the assets and liabilities of Virtus Intermediate Tax-Exempt Bond Fund (“Intermediate Tax-Exempt Bond”), a series of Virtus Insight Trust (the “Trust”) to Virtus Tax-Exempt Bond Fund (“Tax-Exempt Bond”), another series of the Trust, in exchange for Class A, Class C and Class I shares of beneficial interest, $0.001 par value, of Tax-Exempt Bond (to be issued to holders of shares of Intermediate Tax-Exempt Bond), consists of the information set forth below pertaining to Intermediate Tax-Exempt Bond and Tax-Exempt Bond and the following described documents, each of which is incorporated by reference herein:

(1)	The Statement of Additional Information of the Trust relating to Intermediate Tax-Exempt Bond and Tax-Exempt Bond, dated May 1, 2011, as supplemented;

(2)	Annual Report of the Trust relating to Intermediate Tax-Exempt Bond and Tax-Exempt Bond for the year ended December 31, 2010;

(6)	Pro Forma Financial Information for the period ending December 31, 2010 (attached hereto).

This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of Intermediate Tax-Exempt Bond and Tax-Exempt Bond dated August     , 2011. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to the Trust at the telephone number or address set forth above.

Pro Forma Financial Information for the Period Ending December 31, 2010

Combination of Virtus Intermediate Tax-Exempt Bond Fund into Virtus Tax-Exempt Bond Fund

(in thousands)

The unaudited pro forma information provided herein should be read in conjunction with the Annual report of Virtus Intermediate Tax-Exempt Bond Fund and Virtus Tax-Exempt Bond Fund dated December 31, 2010, which is on file with the SEC and is available at no charge.

The unaudited pro forma information set forth below for the period ended December 31, 2010 is intended to present ratios and supplemental data as if the Reorganization of Virtus Intermediate Tax-Exempt Bond Fund (the “Predecessor Fund”) into Virtus Tax-Exempt Bond Fund (the “Successor Fund”) had taken place on January 1, 2010. The Reorganization is intended to allow shareholders of the Predecessor Fund to own a fund that is similar in style and with a greater amount of combined assets after the Reorganization. The Predecessor and Successor Funds are advised by Virtus Investment Advisers, Inc. (the “Adviser”) and sub-advised by Harris Investment Management, Inc.

The funds have the same investment advisor, distributor, administrator, transfer agent, and custodian. Each of such service providers has entered into an agreement with the Funds which governs the provision of services to the Funds. Such agreements contain the same terms with respect to each Fund.

As of December 31, 2010, the net assets of the Predecessor Fund were $88,567 and the Successor Fund was $142,864. The net assets of the combined fund as of December 31, 2010 would have been $231,431. The Successor Fund after the Reorganization’s net asset value per share assumes the increase of shares of the Successor Fund at December 31, 2010 in connection with the proposed Reorganization. The amount of increased shares was calculated based on the net assets, as of December 31, 2010, of the Predecessor Fund of $26,623, $10,090, and $51,854 for Class A, Class C and Class I, respectively, and the net asset value of the Successor Fund of $10.38 Class A, Class C and Class I. Shares of the Successor Fund were increased by 96 for Class A, 36 for Class C and 186 for Class I in exchange for Class A, Class C and Class I shares, respectively of the Predecessor Fund.

On a pro forma basis for the twelve months ended December 31, 2010, the proposed Reorganization would result in a decrease of $21 in other operating expenses and a decrease of $35 in reimbursement by the investment adviser.

The Predecessor Fund’s gross annual operating expenses as of December 31, 2010 were 1.04% , 1.79% and 0.84% for Class A, Class C and Class I, respectively. The Successor Fund’s gross annual operating expenses were 1.01%, 1.77% and 0.82% for Class A, Class C and Class I, respectively. As a result of the Reorganization, the Successor Fund’s expenses are expected to essentially stay flat at 1.01%, 1.76% and 0.82% for the Class A, Class C and Class I shares, respectively, on a pro forma basis. The Adviser will also continue to voluntarily limit the total operating expenses (excluding interest, taxes, and extraordinary expenses) of the Successor Fund after the Reorganization for Class A, Class C and Class I shares to 0.85%, 1.60%, and 0.65% respectively. The Adviser may discontinue these reimbursement arrangements at any time.

The costs of the Reorganization, including the costs of the Meeting, the proxy solicitation or any adjourned session, will be paid by the Adviser.

No significant accounting policies will change as a result of the proposed Reorganization, specifically, policies regarding valuation and Subchapter M compliance. The accounting survivor in the proposed Reorganization will be the Successor Fund.

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368 of the Code. As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of McDermott Will & Emery LLP to the effect that, based upon certain facts, assumptions, and representations, the Reorganization contemplated by the Plan should, for federal income tax purposes, qualify as a tax-free reorganization described in section 368(a) of the Code, and that each Fund will be “a party to a reorganization,” within the meaning of section 368(b) of the Code.

VIRTUS INSIGHT TRUST

PART C—OTHER INFORMATION

Item 15. Indemnification

Under Section 4.3 of the Registrant’s Declaration of Trust, any past or present Trustee or officer of the Registrant (including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of the Registrant. Moreover, that provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such covered person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Expenses may be paid by the Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to the Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust and the Covered Person either provides security for such undertaking or insures the Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification. This description is modified in its entirety by the provision of Section 4.3 of the Registrant’s Declaration of Trust contained in the Registration Statement filed on December 12, 1995 as Exhibit No. 1 and incorporated herein by reference.

The Investment Advisory Agreement, Underwriting Agreement, Custodian Agreement and Transfer Agency Agreement, as amended, each provides that the Trust will indemnify the other party (or parties, as the case may be) to the Agreement for certain losses.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 16. Exhibits

1(a).	Declaration of Trust of the Registrant, dated December 6, 1995, filed via EDGAR with initial Registration Statement (File No. 033-64915) on December 12, 1995 and incorporated herein by reference.

1(b).	Amendment to Declaration of Trust of the Registrant, dated November 4, 1996, filed via EDGAR with Post-Effective Amendment No. 3 (File No. 033-64915) on February 28, 1997 and incorporated herein by reference.

1(c).	Amendment to Declaration of Trust of the Registrant, dated June 6, 1997, filed via EDGAR with Post-Effective Amendment No. 5 (File 033-64915) on June 13, 1997 and incorporated herein by reference.

1(d).	Amendment to Declaration of Trust of the Registrant, dated November 2, 1998, filed via EDGAR with Post-Effective Amendment No. 9 (File No. 033-64915) on November 9, 1998 and incorporated herein by reference.

1(e).	Amendment to Declaration of Trust of the Registrant, dated February 18, 1999, filed via EDGAR with Post-Effective Amendment No. 10 (File No. 033-64915) on March 2, 1999 and incorporated herein by reference.

1(f).	Amendment to Declaration of Trust of the Registrant, dated May 1, 2000, filed via EDGAR with Post-Effective Amendment No. 14 (File 033-64915) on May 1, 2000 and incorporated herein by reference.

1(g).	Amendment to Declaration of Trust of the Registrant, dated September 5, 2000, filed via EDGAR with Post-Effective Amendment No. 16 (File No. 033-64915) on September 5, 2000 and incorporated herein by reference.

1(h).	Amendment to Declaration of Trust of the Registrant, dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

1(i).	Amendment to the Declaration of Trust of the Registrant, dated November 16, 2006, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

1(j).	Amendment to the Declaration of Trust of the Registrant, dated October 20, 2008, filed via EDGAR with Post-Effective Amendment No. 48 (File No. 033-64915) on April 28, 2009 and incorporated herein by reference.

2.	Amended and Restated By-Laws of the Registrant, dated August 23, 2006, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

3.	Not applicable.

4.	Form of Agreement and Plan of Reorganization. Exhibit A to the Prospectus/Proxy Statement contained in Part A of this Registration Statement.

5.	None other than as set forth in Exhibits 1 and 2.

6(a).	Investment Advisory Agreement between Registrant and Virtus Investment Advisers , Inc. (“VIA”), dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

6(b).	Subadvisory Agreement between VIA and Harris Investment Management, Inc. (“Harris”), dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

6(c).	Subadvisory Agreement between VIA and Vontobel Asset Management, Inc. (“Vontobel”), dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

6(d).	Subadvisory Agreement between VIA and HIM Monegy, Inc. (“HIM Monegy”) dated May 18, 2010, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

6(e).	First Amendment to Subadvisory Agreement between VIA and Vontobel, dated January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

6(f).	First Amendment to Investment Advisory Agreement between Registrant and VIA, dated January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

7(a).	Distribution Agreement between Registrant and VP Distributors, Inc. (“VP Distributors”), dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

7(b).	Form of Sales Agreement between VP Distributors and dealers (March 25, 2011), filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

8.	None.

9(a).	Custodian Services Agreement between Registrant and PFPC Trust dated November 23, 2009, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

9(b).	Master Custody Agreement between Registrant and The Bank of New York Mellon dated November 5, 2009, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

9(c).	Foreign Custody Manager Agreement between Registrant and the Bank of New York Mellon, dated November 5, 2009, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

9(d).	Letter of Delegation pursuant to Rule 17f-5 and Rule 17f-7 under the Investment Company Act of 1940 between Registrant and PFPC Trust Company, dated November 23, 2009, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

9(e).	First Amendment to Master Custody Agreement between Registrant and The Bank of New York Mellon dated September 14, 2010, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

9(f).	Second Amendment to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 25, 2011, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

9(g).	Third Amendment to Master Custody Agreement between Registrant and The Bank of New York Mellon dated March 15, 2011, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

9(h).	First Amendment to Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon dated September 14, 2010, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

9(i).	Second Amendment to Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon dated February 25, 2011, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

9(j).	Third Amendment to Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon dated September 14, 2010, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

9(k).	First Amendment to Letter of Delegation pursuant to Rule 17f-5 and Rule 17f-7 under the Investment Company Act of 1940 between Registrant and PFPC Trust Company, dated June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

9(l).	First Amendment to Custodian Services Agreement between Registrant and PFPC Trust dated June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

10(a).	Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

10(b).	Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

10(c).	A Shares Amended and Restated Shareholder Services Plan Not Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

10(d).	I Shares Amended and Restated Shareholder Services Plan Not Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

10(e).	Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, adopted August 19, 2009, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

10(f).	First Amendment to Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, adopted June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

10(g).	Second Amendment to Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, adopted September 14, 2010, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

10(h).	Third Amendment to Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, adopted March 15, 2011, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

11.	Opinion and Consent of Kevin J. Carr, Esq. relating to the legality of shares. Filed herewith.

12.	Tax opinion and consent of counsel. To be filed by amendment.

13(a).	Second Amended and Restated Expense Limitation Agreement between Registrant and VIA dated August 23, 2007, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

13(b).	Fee Waiver Agreement (Class I Shares) between Registrant and VP Distributors dated May 1, 2007, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

13(c).	Amended and Restated Administration Agreement among the Virtus Mutual Funds and VP Distributors dated January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

13(d).	Sub-Administration and Accounting Services Agreement among the Virtus Mutual Funds and PNC Global Investment Servicing (U.S.) Inc. dated January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

13(e).	Amended and Restated Transfer Agency and Service Agreement between the Virtus Mutual Funds and VP Distributors, Inc., dated January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

13(f).	Amended and Restated Sub-Transfer Agency and Service Agreement between the Virtus Mutual Funds, VP Distributors, Inc. and Boston Financial Data Services, Inc., dated January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

13(g).	Amendment to Amended and Restated Transfer Agent and Service Agreement between the Virtus Mutual Funds and VP Distributors dated April 14, 2010, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-64915) on April 28, 2010 and incorporated herein by reference.

13(h).	First Amendment to Amended and Restated Administration Agreement among the Virtus Mutual Funds and VP Distributors dated April 14, 2010, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

13(i).	Second Amendment to Amended and Restated Administration Agreement among the Virtus Mutual Funds and VP Distributors dated June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

13(j).	Third Amendment to Amended and Restated Administration Agreement among the Virtus Mutual Funds and VP Distributors dated September 14, 2010, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

13(k).	Fourth Amendment to Amended and Restated Administration Agreement among the Virtus Mutual Funds and VP Distributors dated January 1, 2011, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

13(l).	Fifth Amendment to Amended and Restated Administration Agreement among the Virtus Mutual Funds and VP Distributors dated March 15, 2011, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

13(m).	First Amendment to Sub-Administration and Accounting Services Agreement among the Virtus Mutual Funds and PNC Global Investment Servicing (U.S.) Inc. dated June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

13(n).	Second Amendment to Sub-Administration and Accounting Services Agreement among the Virtus Mutual Funds and PNC Global Investment Servicing (U.S.) Inc. dated September 14, 2010, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

13(o).	Third Amendment to Sub-Administration and Accounting Services Agreement among the Virtus Mutual Funds and PNC Global Investment Servicing (U.S.) Inc. dated March 15, 2011, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

13(p).	Second Amendment to Amended and Restated Transfer Agent and Service Agreement between the Virtus Mutual Funds and VP Distributors dated March 15, 2011, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

13(q).	First Amended and Restated Schedule A to Sub-Transfer Agency and Service Agreement between the Virtus Mutual Funds, VP Distributors, Inc. and Boston Financial Data Services, Inc., effective as of June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

13(r).	Second Amended and Restated Schedule A to Sub-Transfer Agency and Service Agreement between the Virtus Mutual Funds, VP Distributors, Inc. and Boston Financial Data Services, Inc., effective as of September 14, 2010, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

13(s).	Third Amended and Restated Schedule A to Sub-Transfer Agency and Service Agreement between the Virtus Mutual Funds, VP Distributors, Inc. and Boston Financial Data Services, Inc., effective as of March 15, 2011, filed via EDGAR with Post-Effective Amendment No. 52 (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

14.	Consent of PricewaterhouseCoopers LLP with respect to Virtus Intermediate Tax-Exempt Bond Fund and Virtus Tax-Exempt Bond Fund of the Registrant. Filed herewith.

15.	Not Applicable.

16.	Power of Attorney for Dr. Leroy Keith, Jr., Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson, Ferdinand L. J. Verdonck, and George R. Aylward. Filed herewith.

17.	Form of Proxy Card for Virtus Intermediate Tax-Exempt Bond Fund. Filed herewith.

Item 17. Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file a post-effective amendment to this Registration Statement which will include the tax opinion required by Exhibit 12.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Hartford and State of Connecticut on the 1st day of July, 2011.

VIRTUS INSIGHT TRUST

By:	/s/ GEORGE R. AYLWARD
Name:	George R. Aylward
Title:	President

As required by the Securities Act of 1933, the following persons have signed this Registration Statement in the capacities indicated on the 1st day of July, 2011.

	Signatures	Title

	/s/ GEORGE R. AYLWARD George R. Aylward	President (Principal Executive Officer) and Trustee

	/s/ W. PATRICK BRADLEY W. Patrick Bradley*	Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)

	/s/ DR. LEROY KEITH, JR. Dr. Leroy Keith, Jr.*	Trustee

	/s/ PHILIP R. MCLOUGHLIN Philip R. McLoughlin*	Trustee and Chairman

	/s/ GERALDINE M. MCNAMARA Geraldine M. McNamara*	Trustee

	/s/ JAMES M. OATES James M. Oates*	Trustee

	/s/ RICHARD E. SEGERSON Richard E. Segerson*	Trustee

	/s/ FERDINAND L. J. VERDONCK Ferdinand L. J. Verdonck*	Trustee

* By:	/S/ GEORGE R. AYLWARD
George R. Aylward Attorney-in-fact, pursuant to powers of attorney.

Exhibits

11.	Opinion and consent of Kevin J. Carr, Esq. relating to the legality of shares.

14.	Consent of PricewaterhouseCoopers LLP with respect to Virtus Intermediate Tax-Exempt Bond Fund and Virtus Tax-Exempt Bond Fund of the Registrant.

16.	Power of Attorney for Dr. Leroy Keith, Jr., Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson, Ferdinand L. J. Verdonck and George R. Aylward

17.	Form of Proxy Card for Virtus Intermediate Tax-Exempt Bond Fund.